PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2010 and 2011:

(in thousands)	December 31,
	2010	2011
Computers	$309	$654
Software	505	657
Software (capital lease)	30	—
Machinery and equipment	626	975
Furniture and office equipment	195	248
	1,667	2,534
Less – accumulated depreciation	922	1,285
	$745	$1,249

Depreciation expense was approximately $303,000, $380,000 and $458,000 for the years ended December 31, 2009, 2010 and 2011, respectively.